[LOGO OMITTED]

                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      THIRD AVENUE INTERNATIONAL VALUE FUND



                              THIRD QUARTER REPORT
                              --------------------
                                  July 31, 2006

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS

                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov., and (iii) the Funds website www.thirdave.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Beginning on the fiscal quarter ended July 31, 2004, the Third Avenue Funds have begun to file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                            [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.14%
Insurance Services        3,007,261     Safelite Glass Corp., Term Loan, Series A (b)                $  2,962,152
Companies                 8,556,766     Safelite Glass Corp., Term Loan, Series B (b)                   8,428,415
                                                                                                     ------------
                                                                                                       11,390,567        0.14%
                                                                                                     ------------
                                        TOTAL BANK DEBT
                                        (Cost $8,211,100)                                              11,390,567
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 5.24%
Auto Parts              250,750,000     Collins & Aikman Products, Inc. 10.75%, due 12/31/11 (a) *     43,254,375
                          2,000,000     Collins & Aikman Products, Inc. 12.875%, due 08/15/12 (a) *        30,000
                                                                                                     ------------
                                                                                                       43,284,375        0.52%
                                                                                                     ------------
Automotive                2,005,000     General Motors Corp. 7.75% PIK, due 03/15/36                      621,550        0.01%
                                                                                                     ------------
Building                                USG Corp.:
& Construction           78,559,000       9.25%, due 09/15/01 (a) (b) *                               124,170,355
                         85,535,000       8.50%, due 08/01/05 (a) *                                   131,296,225
                                                                                                     ------------
                                                                                                      255,466,580        3.05%
                                                                                                     ------------
Consumer Products        64,300,000     Home Products International, Inc. 9.625%, due 05/15/08         41,473,500        0.49%
                                                                                                     ------------
Energy & Utilities       10,000,000     Mirant Americas Generation LLC 8.50%, due 10/01/21 (a)          9,350,000        0.11%
                                                                                                     ------------
Hard Goods Retail                       Hechinger Co.:
                         18,648,000       6.95%, due 10/15/03 (a) (b) *                                   504,789
                         14,752,000       9.45%, due 11/15/12 (a) (b) *                                   399,326
                                                                                                     ------------
                                                                                                          904,115        0.01%
                                                                                                     ------------
Industrial                              USG Corp. Muni East Chicago Solid Waste Disposal:
                            555,000       5.50%, due 09/01/28                                             582,672
                          3,755,000       6.375%, due 08/01/29                                          3,975,756
                                        USG Corp. Muni Ohio Solid Waste Disposal:
                         26,040,000       5.60%, due 08/01/32                                          26,447,266
                         18,930,000       5.65%, due 03/01/33                                          19,261,086
                          4,210,000       6.05%, due 08/01/34                                           4,371,243

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
                         17,460,000     USG Corp. Muni Pennsylvania Economic Development
                                          6.00%, due 06/01/31                                        $ 18,196,987
                                                                                                     ------------

                                                                                                       72,835,010        0.87%
                                                                                                     ------------
Real Estate Operating
Companies                 9,170,006     FNC Realty Corp. 7.00% PIK, due 07/27/08 (b)                    9,170,006        0.11%
                                                                                                     ------------

Retail                   92,249,625     Sears Holding Corp. Escrow Notes (a) (b) (d)                           --
                         86,205,118     Sears Holding Corp. Trade Claims (a) (b)                        6,302,629
                                                                                                     ------------
                                                                                                        6,302,629        0.07%
                                                                                                     ------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $425,801,843)                                           439,407,765
                                                                                                     ------------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.40%
Financial Insurance             259     ACA Capital Holdings, Inc. Convertible (a) (b) (c)             14,715,824
                                123     ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)       5,881,448
                            133,783     ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)     8,333,333
                          6,045,667     CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                        --
                                                                                                     ------------
                                                                                                       28,930,605        0.34%
                                                                                                     ------------
Insurance & Reinsurance       4,775     Ecclesiastical Insurance, 8.625% (United Kingdom)                  11,573
                          1,022,245     RS Holdings Convertible Class A (a) (b)                                --
                                                                                                     ------------
                                                                                                           11,573        0.00%
                                                                                                     ------------
Venture Capital             759,866     ISE Corp. Series B (b)                                          4,999,994        0.06%
                                                                                                     ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $41,814,417)                                             33,942,172
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 70.96%
Annuities & Mutual Fund   1,451,598     Legg Mason, Inc.                                              121,164,885
Management & Sales        4,350,000     Mellon Financial Corp.                                        152,250,000
                            489,900     Nuveen Investments Class A                                     23,265,351
                            139,212     Westwood Holdings Group, Inc.                                   2,575,422
                                                                                                     ------------
                                                                                                      299,255,658        3.57%
                                                                                                     ------------

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                at July 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Business Services           337,082     Fair Issac Corp.                                             $ 11,386,630        0.14%
                                                                                                     ------------
Computerized Securities     132,800     Investment Technology Group, Inc. (a)                           6,687,808        0.08%
Trading                                                                                              ------------

Consumer Products            47,250     JAKKS Pacific, Inc. (a)                                           779,153        0.01%
                                                                                                     ------------
Depository Institutions     390,800     Berkshire Hills Bancorp, Inc.                                  13,635,012
                            529,600     Brookline Bancorp, Inc.                                         6,874,208
                            218,500     Carver Bancorp, Inc. (c)                                        3,911,150
                         26,127,450     Liu Chong Hing Bank, Ltd. (c) (Hong Kong)                      57,162,834
                             34,087     TD Banknorth, Inc.                                                988,523
                             54,704     Tompkins Trustco, Inc.                                          2,324,920
                             16,354     The Toronto-Dominion Bank (Canada)                                838,143
                                                                                                     ------------
                                                                                                       85,734,790        1.02%
                                                                                                     ------------
Electronics Components    2,496,500     American Power Conversion Corp.                                42,140,920
                          9,046,200     AVX Corp. (c)                                                 136,959,468
                          3,500,000     Intel Corp.                                                    63,000,000
                                                                                                     ------------
                                                                                                      242,100,388        2.89%
                                                                                                     ------------
Financial Insurance         118,812     ACA Capital Holdings, Inc. (a) (b) (c)                          4,879,015
                            300,000     Ambac Financial Group, Inc.                                    24,933,000
                          3,477,409     MBIA, Inc.                                                    204,506,423
                          1,576,580     Radian Group, Inc.                                             97,006,967
                                                                                                     ------------
                                                                                                      331,325,405        3.95%
                                                                                                     ------------
Financial Services          250,000     CIT Group, Inc.                                                11,477,500        0.14%
                                                                                                     ------------

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Holding Companies         6,560,550     Brookfield Asset Management, Inc. Class A (Canada)         $  272,394,036
                             83,370     Capital Southwest Corp.                                         8,854,728
                         50,615,000     Cheung Kong Holdings, Ltd. (Hong Kong)                        548,477,903
                          3,951,800     Guoco Group, Ltd. (Hong Kong) (1)                              47,298,319
                         12,713,000     Hutchison Whampoa, Ltd. (Hong Kong)                           116,001,094
                         10,665,000     Investor AB Class A (Sweden)                                  194,593,835
                          2,200,000     Jardine Matheson Holdings, Ltd. (Singapore)                    41,800,000
                            359,250     Pargesa Holding SA (Switzerland)                               34,303,259
                          4,160,491     RHJ International (a) (Belgium)                                85,140,087
                         14,372,600     Toyota Industries Corp. (Japan)                               581,698,844
                         13,546,500     Wheelock & Company, Ltd. (Hong Kong)                           23,535,784
                                                                                                   --------------
                                                                                                    1,954,097,889        23.31%
                                                                                                   --------------
Housing Development         208,750     Levitt Corp. Class A                                            2,325,475         0.03%
                                                                                                   --------------
Industrial & Agricultural   594,300     Alamo Group, Inc. (c)                                          11,672,052
Equipment                   299,300     Lindsay Manufacturing Co.                                       8,009,268
                            360,100     Mestek, Inc. (a)                                                5,484,323
                            360,100     Omega Flex, Inc. (a)                                            7,158,788
                            480,500     Standex International Corp.                                    13,146,480
                                                                                                   --------------
                                                                                                       45,470,911         0.54%
                                                                                                   --------------
Insurance & Reinsurance      87,035     ACE Ltd. (Cayman Islands)                                       4,484,914
                            432,300     Arch Capital Group, Ltd. (a) (Bermuda)                         26,309,778
                             15,675     ESG Re, Ltd. Warrants, expires 12/07 (a) (b) (Bermuda)                 --
                             65,000     Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                     6,963,450
                            480,000     Montpelier RE Holdings, Ltd. (Bermuda)                          8,678,400
                            127,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                       127,500
                             32,089     RS Holdings Class A (a) (b)                                            --
                             58,300     White Mountains Insurance Group, Ltd. (Bermuda)                28,596,150
                                                                                                   --------------
                                                                                                       75,160,192         0.90%
                                                                                                   --------------

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance Services          940,131     Safelite Glass Corp. (a) (b)                               $    3,760,524
Companies                    63,460     Safelite Realty Corp. (b)                                         527,353
                                                                                                   --------------
                                                                                                        4,287,877        0.05%
                                                                                                   --------------
Life Insurance            2,009,900     The Phoenix Companies, Inc.                                    27,334,640        0.33%
                                                                                                   --------------
Medical Supplies            342,300     Datascope Corp.                                                10,518,879
& Services                  598,000     PAREXEL International Corp. (a)                                17,742,660
                          1,275,000     Pharmaceutical Product Development, Inc.                       49,062,000
                            363,000     St. Jude Medical, Inc. (a)                                     13,394,700
                                                                                                   --------------
                                                                                                       90,718,239        1.08%
                                                                                                   --------------
Mutual Holding Companies    637,122     Brooklyn Federal Bancorp, Inc. (a)                              7,677,320
                             16,226     Colonial Bankshares, Inc. (a)                                     206,963
                            169,104     FedFirst Financial Corp. (a)                                    1,717,251
                            142,200     Gouverneur Bancorp, Inc. (c)                                    1,919,700
                             96,700     Home Federal Bancorp, Inc.                                        986,340
                            185,800     SFSB, Inc. (a) (c)                                              1,806,905
                              9,200     Westborough Financial Services, Inc.                              269,100
                                                                                                   --------------
                                                                                                       14,583,579        0.17%
                                                                                                   --------------
Non-Life                  9,159,100     Aioi Insurance Co., Ltd. (Japan)                               71,342,634
Insurance-Japan           2,116,200     Millea Holdings, Inc. ADR (Japan)                             204,022,842
                         10,857,140     Mitsui Sumitomo Insurance Co., Ltd. (Japan)                   127,848,044
                          4,420,560     Sompo Japan Insurance, Inc. (Japan)                            59,727,397
                                                                                                   --------------
                                                                                                      462,940,917        5.52%
                                                                                                   --------------
Oil & Gas                   626,800     EnCana Corp. (Canada)                                          33,884,808
Production & Services     4,777,199     Nabors Industries, Ltd. (a) (Bermuda)                         168,730,669
                          1,000,000     Suncor Energy, Inc. (Canada)                                   81,050,000
                                                                                                   --------------
                                                                                                      283,665,477        3.39%
                                                                                                   --------------

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Pharmaceuticals           1,000,000     Daiichi Sankyo Co., Ltd. (Japan)                           $   27,476,122
                          2,000,000     Pfizer, Inc.                                                   51,980,000
                                                                                                   --------------
                                                                                                       79,456,122         0.95%
                                                                                                   --------------
Real Estate               1,387,200     Alexander & Baldwin, Inc.                                      55,626,720
                            139,000     Alico, Inc.                                                     7,575,500
                             31,000     Consolidated-Tomoka Land Co.                                    1,872,400
                          3,830,526     Forest City Enterprises, Inc. Class A (c)                     191,143,247
                          1,017,031     Forest City Enterprises, Inc. Class A (b) (c)                  49,227,351
                             22,500     Forest City Enterprises, Inc. Class B                           1,113,750
                         30,534,000     Hang Lung Properties, Ltd. (Hong Kong)                         60,280,502
                         53,328,000     Henderson Land Development Co., Ltd. (Hong Kong)              292,369,926
                          3,394,000     Henderson Land Development Co., Ltd. Rights (Hong Kong)                --
                             47,348     Homefed Corp.                                                   2,982,924
                            676,607     ProLogis                                                       37,450,197
                                846     Public Storage, Inc.                                               67,925
                          3,420,106     Tejon Ranch Co. (a) (c)                                       139,574,526
                          6,072,168     The St. Joe Co. (c)                                           272,640,343
                          2,150,000     Trammell Crow Co. (a) (c)                                      74,089,000
                                                                                                   --------------
                                                                                                    1,186,014,311        14.15%
                                                                                                   --------------
Real Estate Operating
Companies                 5,881,577     FNC Realty Corp. (a) (b)                                        4,411,183         0.05%
                                                                                                   --------------
Retail                      165,912     Sears Holding Corp. (a)                                        22,771,422         0.27%
                                                                                                   --------------
Security Brokers, Dealers   894,400     Jefferies Group, Inc.                                          23,236,512
& Flotation Companies     2,444,062     Raymond James Financial, Inc.                                  71,024,442
                                                                                                   --------------
                                                                                                       94,260,954         1.13%
                                                                                                   --------------
Semiconductor               700,000     Applied Materials, Inc.                                        11,018,000         0.13%
Equipment Manufacturers                                                                            --------------

Software                  2,000,000     Microsoft Corp.                                                48,060,000         0.57%
                                                                                                   --------------

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Steel & Specialty Steel     445,714     Haynes International, Inc. (a)                             $   16,937,132
                          3,350,000     POSCO ADR (South Korea)                                       206,829,000
                                                                                                   --------------
                                                                                                      223,766,132        2.67%
                                                                                                   --------------
Telecommunications        1,250,000     Comverse Technology, Inc. (a)                                  24,225,000
                          2,008,200     Tellabs, Inc. (a)                                              18,877,080
                                                                                                   --------------
                                                                                                       43,102,080        0.51%
                                                                                                   --------------
Title Insurance           1,000,000     First American Corp.                                           37,010,000
                            479,800     Stewart Information Services Corp.                             16,495,524
                                                                                                   --------------
                                                                                                       53,505,524        0.64%
                                                                                                   --------------
Transportation               55,032     Florida East Coast Industries, Inc.                             2,577,699        0.03%
                                                                                                   --------------
Utilities, Utility        8,816,889     Covanta Holding Corp. (a) (c)                                 155,618,091
Service Companies &         861,208     Mirant Corp. (a)                                               22,882,297
Waste Management            800,000     TXU Corp.                                                      51,384,000
                                                                                                   --------------
                                                                                                      229,884,388        2.74%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $3,693,811,580)                                       5,948,160,343
                                                                                                   --------------
                         INVESTMENT
                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.02%
Insurance & Reinsurance   1,805,000     Insurance Partners II Equity Fund, LP (a) (b)                   1,305,467        0.02%
                                                                                                   --------------
                                        TOTAL LIMITED PARTNERSHIPS
                                        (Cost $1,028,831)                                               1,305,467
                                                                                                   --------------

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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                         PRINCIPAL                                                                                      % OF
                         AMOUNT (+)     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.47%
Foreign Government        8,000,000     United Kingdom T-Bill, 4.51%++, due 08/14/06               $   14,920,324
Obligations               6,000,000     United Kingdom T-Bill, 4.39%++, due 08/29/06                   11,171,086
(Great Britain Pounds)   38,000,000     United Kingdom T-Bill, 4.43%++, due 09/25/06                   70,520,186
                         76,000,000     United Kingdom T-Bill, 4.56%++, due 10/23/06                  140,525,779
                         45,000,000     United Kingdom T-Bill, 4.61%++, due 11/20/06                   82,907,000
                                                                                                   --------------
                                                                                                      320,044,375         3.82%
                                                                                                   --------------
                        189,500,000     United Kingdom Treasury Bond, 4.50%, due 03/07/07             353,615,574         4.22%
                                                                                                   --------------
Repurchase Agreement    109,191,630     Bear Stearns 5.22%, dated 07/31/06, due 08/01/06 (e)          109,191,630         1.30%
                                                                                                   --------------
U.S. Government         100,000,000     U.S. Treasury Bill 4.63%++, due 08/03/06                       99,975,195
Obligations             150,000,000     U.S. Treasury Bill 4.74%++, due 08/17/06                      149,694,249
                        100,000,000     U.S. Treasury Bill 4.82%++, due 09/14/06                       99,425,604
                         50,000,000     U.S. Treasury Bill 5.11%++, due 10/19/06                       49,465,400
                        100,000,000     U.S. Treasury Bill 4.97%++, due 10/26/06                       98,834,900
                         50,000,000     U.S. Treasury Bill 4.98%++, due 11/16/06                       49,273,550
                        150,000,000     U.S. Treasury Bill 4.99%++, due 11/24/06                      147,656,400
                        100,000,000     U.S. Treasury Bill 5.16%++, due 12/14/06                       98,166,600
                         50,000,000     U.S. Treasury Bill 5.29%++, due 01/18/07                       48,847,250
                        250,000,000     U.S. Treasury Bill 5.19%++, due 01/25/07                      243,986,750
                                                                                                   --------------
                                                                                                    1,085,325,898        12.95%
                                                                                                   --------------
                        100,000,000     U.S. Treasury Note 2.50%, due 10/31/06                         99,382,900         1.18%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $1,958,980,757)                                       1,967,560,377
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.23%
                                        (Cost $6,129,648,528)                                       8,401,766,691
                                                                                                   --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.23%)                                        (19,651,528)
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                        8,382,115,163
                                                                                                   ==============
                                        (Applicable to 146,028,763
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                          $57.40
                                                                                                           ======

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                                       8
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                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

Notes:
(a) Non-income producing securities.
(b) Restricted/fair valued securities:

                                                          Carrying Value
                  Security                                   Per Unit             Acquisition Date         Acquisition Cost^
                  --------                                --------------          ----------------         -----------------
    ACA Capital Holdings, Inc. Senior Convertible Pfd.    $47,742.32                 2/28/2001               $ 5,881,446
    ACA Capital Holdings, Inc. Series B Convertible Pfd.       62.29                 9/30/2004                 8,333,333
    ACA Capital Holdings, Inc. Convertible Pfd.            56,891.00           5/19/2000 to 8/28/2002         14,559,277
    ACA Capital Holdings, Inc. Common Stock                    41.07                 9/24/1997                15,000,000
    CGA Group, Ltd. Series C                                      --                  3/2/1999                 7,039,179
    ESG Re, Ltd. Warrants, expires 12/07                          --           1/28/1997 to 12/3/1997                 --
    FNC Realty Corp.                                            0.75                 7/27/2005                11,163,732
    FNC Realty Corp., 7.00%, due 7/27/08 Convertible Notes    100.00                 7/27/2005                 9,170,006
    Forest City Enterprises, Inc. Class A                      48.40                 7/21/2005                36,511,413
    Hechinger Co. 6.95% due 10/15/03                            2.71                  7/9/2003                        --
    Hechinger Co. 9.45% due 11/15/12                            2.71                  7/9/2003                        --
    Helicon Reinsurance                                       107.13             1/4/2006 & 1/6/2006           6,500,000
    Insurance Partners II Equity Fund, LP                       0.72           12/15/1998 to 7/26/2004         1,028,831
    ISE Corp. Series B Pfd.                                     6.58                  3/8/2006                 4,999,994
    Olympus RE Holdings, Ltd.                                   1.00                12/20/2001                12,750,008
    RS Holdings Class A                                           --            5/9/2003 to 4/20/2004             30,853
    RS Holdings Convertible Class A Pfd.                          --           3/18/2002 to 4/20/2004            991,392
    Safelite Glass Corp.                                        4.00           10/4/2000 to 2/26/2001          1,265,883
    Safelite Glass Corp., Term Loan, Series A                  98.50           10/27/2000 to 2/26/2001         1,853,225
    Safelite Glass Corp., Term Loan, Series B                  98.50           10/4/2000 to 2/26/2001          6,357,875
    Safelite Realty Corp.                                       8.31           10/4/2000 to 2/26/2001             73,352
    Sears Holding Corp. Escrow Notes                              --                 5/14/2003                        --
    Sears Holding Corp. Trade Claims                            0.07           1/22/2002 to 4/30/2003          5,442,521
    USG Corp. 9.25% due 09/15/01                              158.06           10/25/2000 to 6/20/2001        69,868,230

^   Acquisition Cost has been adjusted for return of capital.

--------------------------------------------------------------------------------
                                       9
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)  Security in part on loan.
(e)  Repurchase agreement collateralized by:
       U.S. Treasury Notes par value $82,095,000 matures 01/15/09, value $105,063,190.
       U.S. Treasury Bonds, par value $4,760,000 matures 04/15/28, value $7,267,226.
*    Issuer in default.
+    Denominated in U.S. Dollars unless otherwise noted.
++   Annualized yield at date of purchase.
(1)  Incorporated in Bermuda.
ADR: American Depository Receipt.
PIK: Payment-in kind.

Country Concentration

                 % of
              Net Assets
              ----------
United States      51.49%
Hong Kong          13.66
Japan              12.79
United Kingdom      8.04
Canada              4.63
Bermuda             2.86
South Korea         2.47
Sweden              2.32
Belgium             1.01
Singapore           0.50
Switzerland         0.41
Cayman Islands      0.05
                 --------
Total             100.23%
                 ========

--------------------------------------------------------------------------------
                                       10
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2006
                                   (UNAUDITED)

                         PRINCIPAL                                                                                      % OF
                         AMOUNT ($)     ISSUES                                                         VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%
Technology                4,942,604     Insilco Technologies Bank Debt (a) (b) (d) *                 $     66,489        0.00%
                                                                                                     ------------
                                        TOTAL BANK DEBT
                                        (Cost $0)                                                          66,489
                                                                                                     ------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.36%
Financial Insurance         133,783     ACA Capital Holdings, Inc. Series B Convertible (a) (b)         8,333,333        0.36%
                                                                                                     ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $8,333,333)                                               8,333,333
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 70.22%
Aerospace & Defense       1,033,945     Herley Industries, Inc. (a) (c)                                11,094,230        0.47%
                                                                                                     ------------
Agricultural Chemicals    1,176,700     Agrium, Inc. (Canada)                                          28,523,208        1.22%
                                                                                                     ------------
Annuities & Mutual Fund     134,170     Westwood Holdings Group, Inc.                                   2,482,145        0.11%
Management & Sales                                                                                   ------------

Auto Parts                  949,700     American Axle & Manufacturing Holdings, Inc.                   15,556,086
                          1,072,100     Superior Industries International, Inc.                        19,522,941
                                                                                                     ------------
                                                                                                       35,079,027        1.49%
                                                                                                     ------------
Banking                     370,945     Investors Bancorp, Inc. (a)                                     4,992,920
                            474,613     Kearny Financial Corp.                                          6,991,049
                          1,259,961     NewAlliance Bancshares, Inc.                                   17,778,050
                            288,543     Rockville Financial, Inc. (a)                                   4,178,103
                            275,636     Wauwatosa Holdings, Inc. (a)                                    4,525,943
                                                                                                     ------------
                                                                                                       38,466,065        1.64%
                                                                                                     ------------
Cable Television          1,416,700     CommScope, Inc. (a)                                            44,243,541        1.89%
Equipment                                                                                            ------------

Computer Peripherals        327,900     Lexmark International, Inc. Class A (a)                        17,722,995        0.76%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       11
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % of
                             Shares     Issues                                                             Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Consumer Products         1,280,938     JAKKS Pacific, Inc. (a)                                      $ 21,122,668
                          1,259,648     K-Swiss, Inc. Class A                                          35,232,355
                          1,746,850     Leapfrog Enterprises, Inc. (a)                                 17,433,563
                            901,300     Russ Berrie & Co., Inc.                                         9,923,313
                                                                                                     ------------
                                                                                                       83,711,899        3.57%
                                                                                                     ------------
Diversified Media         1,476,110     Journal Communications, Inc. Class A                           15,572,960        0.66%
                                                                                                     ------------
Electronics Components      842,520     American Power Conversion Corp.                                14,221,738
                            690,643     Bel Fuse, Inc. Class B (c)                                     21,817,412
                            649,239     Electronics for Imaging, Inc. (a)                              13,101,643
                          1,064,650     Ingram Micro, Inc. Class A (a)                                 18,769,779
                            568,100     Park Electrochemical Corp.                                     13,992,303
                                                                                                     ------------
                                                                                                       81,902,875        3.49%
                                                                                                     ------------
Energy/Coal               1,018,600     Fording Canadian Coal Trust (Canada)                           29,335,680        1.25%
                                                                                                     ------------
Energy Services           1,031,900     Maverick Tube Corp. (a)                                        65,824,901
                            487,400     Precision Drilling Trust (Canada)                              16,917,654
                            514,600     Tidewater, Inc.                                                24,551,566
                            203,636     Weatherford International, Ltd. (a) (Bermuda)                   9,538,310
                            502,200     Willbros Group, Inc. (a) (Panama)                               8,587,620
                                                                                                     ------------
                                                                                                      125,420,051        5.35%
                                                                                                     ------------
Forest Products & Paper   2,641,000     Canfor Corp. (a) (Canada)                                      25,996,943
                            264,100     Canfor Pulp Income Fund (a) (Canada)                            2,704,709
                            680,063     Deltic Timber Corp. (c)                                        33,581,511
                          2,612,600     TimberWest Forest Corp. (Canada)                               35,182,490
                                                                                                     ------------
                                                                                                       97,465,653        4.15%
                                                                                                     ------------
Healthcare Services         678,431     Cross Country Healthcare, Inc. (a)                             12,123,562
                            567,962     PAREXEL International Corp. (a)                                16,851,433
                            323,230     Pharmaceutical Product Development, Inc.                       12,437,890
                                                                                                     ------------
                                                                                                       41,412,885        1.76%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       12
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Companies         1,401,525     Brookfield Asset Management, Inc. Class A (Canada)           $ 58,191,318
                          1,706,400     IDT Corp. Class B (a)                                          22,831,632
                            449,743     IDT Corp. Class C (a)                                           5,887,136
                          3,111,000     JZ Equity Partners PLC (United Kingdom)                         9,646,872
                            645,300     Leucadia National Corp.                                        17,765,109
                                                                                                     ------------
                                                                                                      114,322,067        4.87%
                                                                                                     ------------
Home Furnishings            601,319     Stanley Furniture Co., Inc. (c)                                13,613,862        0.58%
                                                                                                     ------------
Industrial Equipment        416,300     Alamo Group, Inc.                                               8,176,132
                          1,126,284     Bandag, Inc. (c)                                               38,834,272
                            410,700     Lindsay Manufacturing Co.                                      10,990,332
                            688,800     Trinity Industries, Inc.                                       23,019,696
                                                                                                     ------------
                                                                                                       81,020,432        3.45%
                                                                                                     ------------
Insurance & Reinsurance     322,900     Arch Capital Group, Ltd. (a) (Bermuda)                         19,651,694
                             59,974     E-L Financial Corp., Ltd. (Canada)                             33,121,631
                             65,000     Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                     6,963,450
                            135,000     Montpelier RE Holdings, Ltd. (Bermuda)                          2,440,800
                            400,000     Sompo Japan Insurance, Inc. (Japan)                             5,404,510
                                                                                                     ------------
                                                                                                       67,582,085        2.88%
                                                                                                     ------------
Life Insurance              179,000     FBL Financial Group, Inc. Class A                               5,668,930
                            136,460     National Western Life Insurance Co. Class A                    31,385,800
                            589,400     The Phoenix Companies, Inc.                                     8,015,840
                                                                                                     ------------
                                                                                                       45,070,570        1.92%
                                                                                                     ------------
Manufactured Housing        327,339     Skyline Corp.                                                  12,376,688        0.53%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       13
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Oil & Gas                   851,021     Cimarex Energy Co.                                           $ 34,747,187
                            535,800     CNX Gas Corp. (a) (g)                                          14,498,748
                          1,579,397     Comstock Resources, Inc. (a)                                   46,465,860
                          1,297,156     Pogo Producing Co.                                             57,425,096
                            800,000     Rosetta Resources, Inc. (a)                                    14,408,000
                          1,165,900     St. Mary Land and Exploration Co.                              50,133,700
                          1,211,577     Whiting Petroleum Corp. (a)                                    56,580,646
                                                                                                     ------------
                                                                                                      274,259,237        11.69%
                                                                                                     ------------
Real Estate                 630,446     Alexander & Baldwin, Inc.                                      25,280,885
                            279,531     Alico, Inc.                                                    15,234,439
                            139,000     Avatar Holdings, Inc. (a)                                       7,807,630
                            749,200     Forest City Enterprises, Inc. Class A                          37,385,080
                            404,644     Origen Financial, Inc.                                          2,427,864
                            977,700     The St. Joe Co.                                                43,898,730
                            322,646     Tejon Ranch Co. (a)                                            13,167,183
                            211,300     Trammell Crow Co. (a)                                           7,281,398
                            615,549     Vail Resorts, Inc. (a)                                         21,279,529
                                                                                                     ------------
                                                                                                      173,762,738         7.41%
                                                                                                     ------------
Retail                      101,500     The Buckle, Inc.                                                4,029,550
                          1,617,166     Haverty Furniture Companies, Inc. (c)                          24,920,528
                            188,770     Sears Holding Corp. (a)                                        25,908,683
                                                                                                     ------------
                                                                                                       54,858,761         2.34%
                                                                                                     ------------
Semiconductor               280,700     Coherent, Inc. (a)                                              8,999,242
Equipment Manufacturers   1,656,062     Credence Systems Corp. (a)                                      4,670,095
& Related                 1,237,051     Electro Scientific Industries, Inc. (a)                        21,747,357
                          1,386,934     GSI Group, Inc. (a) (Canada)                                   11,372,859
                                                                                                     ------------
                                                                                                       46,789,553         1.99%
                                                                                                     ------------

--------------------------------------------------------------------------------
                                       14
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Software                  3,939,252     Borland Software Corp. (a) (c)                             $   22,059,811
                          2,386,734     Magma Design Automation, Inc. (a) (c)                          17,279,954
                            379,700     Sybase, Inc. (a)                                                7,992,685
                          1,317,736     Synopsys, Inc. (a)                                             23,587,474
                                                                                                   --------------
                                                                                                       70,919,924        3.02%
                                                                                                   --------------
Telecommunications          471,000     Comverse Technology, Inc. (a)                                   9,127,980
Equipment                 3,695,104     Sycamore Networks, Inc. (a)                                    13,450,179
                          1,114,396     Tellabs, Inc. (a)                                              10,475,322
                                                                                                   --------------
                                                                                                       33,053,481        1.41%
                                                                                                   --------------
Travel & Recreation         359,434     Sabre Holdings Corp. Class A                                    7,440,284        0.32%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS
                                        (Cost $1,232,830,950)                                       1,647,502,896
                                                                                                   --------------
                         INVESTMENT
                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.85
Holding Companies         1,000,000     AP Alternative Assets LP (a) (b) (Gurnsey)                     20,000,000        0.85%
                                                                                                   --------------
                                        TOTAL LIMITED PARTNERSHIPS
                                        (Cost $20,000,000)                                             20,000,000
                                                                                                   --------------
                           CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.04%
Retail                        1,467     Sears Holding Corp., Put Strike $120, expires 01/20/07 (e)      1,012,230        0.04%
                                                                                                   --------------
                                        TOTAL OPTIONS
                                        (Cost $2,501,873)                                               1,012,230
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       15
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                         PRINCIPAL                                                                                       % OF
                         AMOUNT ($)                                                                        VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 28.88%
Repurchase Agreement     74,392,515     Bear Stearns 5.22%, dated 07/31/06, due 08/01/06 (f)       $   74,392,515         3.17%
                                                                                                   --------------
U.S. Government          15,000,000     U.S. Treasury Bill 4.70%+, due 08/17/06                        14,968,625
Obligations              20,000,000     U.S. Treasury Bill 4.82%+, due 08/24/06                        19,939,850
                         15,000,000     U.S. Treasury Bill 4.83%+, due 09/14/06                        14,913,698
                         50,000,000     U.S. Treasury Bill 4.93%+, due 09/21/06                        49,673,976
                        270,000,000     U.S. Treasury Bill 5.08%+, due 10/19/06                       267,113,160
                        165,000,000     U.S. Treasury Bill 5.06%+, due 10/26/06                       163,077,585
                         75,000,000     U.S. Treasury Bill 5.28%+, due 12/28/06                        73,482,975
                                                                                                   --------------
                                                                                                      603,169,869        25.71%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $677,431,342)                                           677,562,384
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.35%
                                        (Cost $1,941,097,498)                                       2,354,477,332
                                                                                                   --------------
                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.05%)
Retail                       (1,467)    Sears Holding Corp., Call Strike $155,
                                        expires 01/20/07 (e)                                           (1,261,620)       (0.05%)
                                                                                                   --------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $2,514,738)                                  (1,261,620)
                                                                                                   --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.30%)                                         (7,088,002)
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $2,346,127,710
                                        (Applicable to 92,926,351                                  ==============
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                          $25.25
                                                                                                           ======

--------------------------------------------------------------------------------
                                       16
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

Notes:
(a)  Non-income producing securities.
(b)  Restricted/fair valued securities:

                                                          Carrying Value
                  Security                                   Per Unit             Acquisition Date         Acquisition Cost^
                  --------                                --------------          ----------------         -----------------
     ACA Capital Holdings, Inc. Series B Convertible Pfd.$     62.29                 9/30/2004               $ 8,333,333
     AP Alternative Assets LP                                  20.00                 6/08/2006                20,000,000
     Helicon RE Holdings, Ltd.                                107.13             1/4/2006 & 1/6/2006           6,500,000
     Insilco Technologies Bank Debt (d)                         1.35                 9/18/2002                        --

^    Acquisition cost has been adjusted for return of capital.
(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)  Cost has been reduced to $0 due to distributions received.
(e)  Call and Put options relate to common stock position.
(f) Repurchase agreement collateralized by U.S. Treasury Inflation Index Bonds, par value $74,510,000 matures 4/15/2011, value $76,543,200.
(g) Security is exempt from registation under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
ADR: American Depository Receipt.
*    Issue in default.
+    Annualized yield at date of purchase.

Country Concentration

                   % of
                Net Assets
                ----------
United States      86.51%
Canada             10.29
Bermuda             1.64
Gurnsey             0.85
United Kingdom      0.41
Panama              0.37
Japan               0.23
                 --------
Total             100.30%
                 ========

--------------------------------------------------------------------------------
                                       17
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2006
                                   (UNAUDITED)

                          PRINCIPAL                                                                                          % OF
                    AMOUNT(+)/UNITS     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.84%
Real Estate Operating     6,270,514     FNC Realty Corp., 7.00% PIK, due 07/27/08 (b)              $    6,270,514
Companies                   400,000     Forest City Enterprises, Inc., $25 par, 7.375%,
                             (notes)    due 02/01/34                                                    9,920,000

(Canadian Dollars)        6,666,600     Sterling Centrecorp Inc., 8.50%, due 12/31/09 (b) (Canada)      5,304,062
                                                                                                   --------------
                                                                                                       21,494,576        0.72%
                                                                                                   --------------
Retail                    4,000,000     Pathmark Stores, Inc. 8.75%, due 02/01/12                       3,760,000        0.12%
                                                                                                   --------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $24,758,582)                                             25,254,576
                                                                                                   --------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.31%
Real Estate Investment      125,000     RAIT Investment Trust 7.75% Series A                            3,060,625
Trusts                      250,000     RAIT Investment Trust 8.375% Series B (c)                       6,337,500
                                                                                                   --------------
                                                                                                        9,398,125        0.31%
                                                                                                   --------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $9,375,000)                                               9,398,125
                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 89.37%
Diversified Financial       774,000     Guoco Group, Ltd. (Hong Kong) 1                                 9,263,854
Services                     22,223     Imperial Credit Industries, Inc. Warrants,
                                        expires 8/08 (a) (b)                                                   --
                            537,700     PHH Corp. (a)                                                  13,447,877
                                                                                                   --------------
                                                                                                       22,711,731        0.76%
                                                                                                   --------------
Homebuilders                434,690     Avatar Holdings, Inc. (a) (c)                                  24,416,537
                            239,783     Brookfield Homes Corp.                                          5,848,307
                                                                                                   --------------
                                                                                                       30,264,844        1.01%
                                                                                                   --------------
Hotels                      958,115     Vail Resorts, Inc. (a)                                         33,122,035        1.10%
                                                                                                   --------------
Natural Resources            85,200     Deltic Timber Corp.                                             4,207,176        0.14%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       18
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % of
                             Shares     Issues                                                             Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment    2,293,800     Acadia Realty Trust (c)                                    $   54,684,192
Trusts                    3,935,998     American Financial Realty Trust                                45,578,857
                            642,148     American Land Lease, Inc. (c)                                  14,795,090
                          1,190,100     Anthracite Capital, Inc.                                       14,602,527
                          1,348,100     Associated Estates Realty Corp. (c)                            17,916,249
                          1,640,450     Capital Lease Funding, Inc.                                    18,028,545
                          1,000,000     Columbia Equity Trust, Inc. (c)                                15,170,000
                          1,000,000     Crystal River Capital, Inc. (a) (b) (d)                        25,710,000
                            100,000     Crystal River Capital, Inc. (a)                                 2,219,000
                            563,400     First Potomac Realty Trust                                     15,938,586
                          2,251,800     JER Investors Trust, Inc. (c)                                  34,902,900
                            938,200     One Liberty Properties, Inc. (c)                               18,857,820
                          4,841,792     ProLogis                                                      267,993,187
                          2,000,400     PS Business Parks, Inc. (c)                                   120,024,000
                          1,026,100     RAIT Investment Trust                                          29,007,847
                          1,348,200     Vornado Realty Trust                                          140,954,310
                                                                                                   --------------
                                                                                                      836,383,110        27.88%
                                                                                                   --------------
Real Estate              49,926,000     Midland Realty Holdings, Ltd. (c) (Hong Kong) (1)              24,544,712
Management/Brokerage      2,079,950     Trammell Crow Co. (a) (c)                                      71,675,077
                                                                                                   --------------
                                                                                                       96,219,789         3.21%
                                                                                                   --------------

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                                       19
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

                            [THIRD AVENUE FUNDS LOGO]
                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                             % OF
                             SHARES     ISSUES                                                                    VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating         5,000     Atlantic American Realty Capital Advisors, Inc. (a) (b)          $        56,702
Companies                 4,051,653     British Land Co. PLC (United Kingdom)                                103,461,597
                          5,496,084     Brookfield Asset Management, Inc. Class A (Canada)                   228,197,408
                          2,743,900     Brookfield Properties Corp. (Canada)                                  91,509,065
                          6,676,000     Chinese Estates Holdings, Ltd. (Hong Kong)                             6,985,133
                            510,000     Consolidated-Tomoka Land Co. (c)                                      30,804,000
                          1,856,219     Derwent Valley Holdings PLC (United Kingdom)                          58,495,535
                          1,070,300     First Capital Realty, Inc. (Canada)                                   22,338,505
                          4,028,393     FNC Realty Corp. (a) (b)                                               3,021,295
                          6,012,900     Forest City Enterprises, Inc. Class A (c)                            300,043,710
                          1,017,031     Forest City Enterprises, Inc. Class A (b) (c)                         49,227,351
                         21,631,000     Hang Lung Properties, Ltd. (Hong Kong)                                42,704,118
                         15,640,000     Henderson Land Development Co., Ltd. (Hong Kong)                      85,746,055
                          6,558,000     Hong Kong Land Holdings, Ltd. (Singapore) (1)                         25,576,200
                          7,380,400     Killam Properties, Inc. (a) (c) (Canada)                              15,651,639
                          3,283,066     Liberty International PLC (United Kingdom)                            70,097,780
                         12,025,684     Multiplex Group (Australia)                                           32,898,598
                          4,042,175     Quintain Estates & Development PLC (United Kingdom)                   51,874,063
                            108,000     Sterling Centrecorp, Inc. (a) (Canada)                                   124,061
                            108,000     Sterling Centrecorp, Inc. Warrants, expires 3/09 (a) (b) (Canada)         21,568
                         13,220,000     Tai Cheung Holdings, Ltd. (Hong Kong) (1)                              6,805,488
                            446,093     Tejon Ranch Co. (a)                                                   18,205,055
                          5,070,861     The St. Joe Co. (c)                                                  227,681,659
                         10,500,000     The Wharf (Holdings), Ltd. (Hong Kong)                                38,985,483
                          2,000,000     Thomas Properties Group, Inc. (c)                                     23,420,000
                          7,757,487     Unite Group PLC (c) (United Kingdom)                                  60,101,577
                         13,551,500     Wheelock & Co., Ltd. (Hong Kong)                                      23,544,471
                          4,240,000     Wheelock Properties, Ltd. (Hong Kong)                                  3,301,331
                                                                                                         ---------------
                                                                                                           1,620,879,447   54.02%
                                                                                                         ---------------

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                                       20
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                      272,951     Sears Holding Corp. (a)                                    $   37,462,525         1.25%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $1,828,944,946)                                       2,681,250,657
                                                                                                   --------------
                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.06%
Retail                        2,443     Sears Holding Corp., Put Strike $120, expires 01/20/07 (e)      1,685,670         0.06%
                                                                                                   --------------
                                        TOTAL OPTIONS
                                        (Cost $4,166,382)                                               1,685,670
                                                                                                   --------------
                         PRINCIPAL
                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.42%
Repurchase Agreement    282,716,484     Bear Stearns 5.22%, dated 07/31/06, due 08/01/06 (f)          282,716,484         9.42%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $282,716,484)                                           282,716,484
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.00%
                                        (Cost $2,149,961,394)                                       3,000,305,512
                                                                                                   --------------
                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.07%)
Retail                       (2,443)    Sears Holding Corp., Call Strike $155, expires 01/20/07 (e)    (2,100,980)       (0.07%)
                                                                                                   --------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $4,187,812)                                  (2,100,980)
                                                                                                   --------------
                                        OTHER ASSETS LESS
                                        LIABILITIES - 0.07%                                             2,161,501
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $3,000,366,033
                                        (Applicable to 91,688,455                                  ==============
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                          $32.72
                                                                                                           ======

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                                       21
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

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

Notes:
(a) Non-income producing securities.
(b) Restricted/fair valued securities:

                                                               Carrying Value
                  Security                                        Per Unit             Acquisition Date         Acquisition Cost
                  --------                                     --------------          ----------------         ----------------
    Atlantic American Realty Capital Advisors, Inc.               $ 11.34                10/22/2004              $   500,000
    Crystal River Capital                                           25.71                  3/9/2005               25,000,000
    FNC Realty Corp.                                                 0.75           5/22/2002 to 7/27/2005         4,003,247
    FNC Realty Corp., 7.00%, due 07/27/08 Convertible Notes        100.00                 7/27/2005                6,270,514
    Forest City Enterprises, Inc.                                   48.40                 7/21/2005               36,511,413
    Imperial Credit Industries, Inc. Warrants, expires 8/08            --            9/22/2000 & 2/26/2001                --
    Sterling Centrecorp, Inc., 8.50% due 12/31/2009                 79.54           5/11/2004 & 12/16/2004         4,610,226
    Sterling Centrecorp, Inc. Warrants, expires 3/09                 0.17                 3/26/2004                       --

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Call and Put options relate to common stock position.
(f) Repurchase agreements collateralized by:
      U.S. Treasury Notes, par value $74,905,000 matures 01/15/07, value $95,984,282.
      U.S. Treasury Bonds, par value $32,350,000 matures 04/15/28, value $49,389,656.
+   Denominated in U.S. Dollars unless otherwise noted.
++  Annualized yield at date of purchase.
(1) Incorporated in Bermuda.

Country Concentration

                   % of
                Net Assets
                ----------
United States      66.35%
Canada             12.10
United Kingdom     11.47
Hong Kong           8.06
Australia           1.10
Singapore           0.85
                 --------
Total              99.93%
                 ========

--------------------------------------------------------------------------------
                                       22
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


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                              SHARES    ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 64.01%
Advertising               1,001,500     Asatsu-DK, Inc. (Japan)                                    $   32,584,020        1.41%
                                                                                                   --------------
Agriculture               3,293,038     ABB Grain, Ltd. (Australia)                                    17,916,554
                            300,400     Agrium, Inc. (Canada)                                           7,281,696
                            226,952     Cresud SA ADR (Argentina)                                       3,504,139
                         10,559,300     Saskatchewan Wheat Pool (a) (c) (Canada)                       72,591,105
                            444,406     United International Enterprises, Ltd. (c) (Denmark)          130,051,336
                                                                                                   --------------
                                                                                                      131,344,830        5.69%
                                                                                                   --------------
Building & Construction      82,342     Imerys SA (France)                                              5,979,693
Products/Services        13,696,300     Nippon Sheet Glass Co., Ltd. (Japan)                           65,945,812
                                                                                                   --------------
                                                                                                       71,925,505        3.12%
                                                                                                   --------------
Computer Software           599,800     Fujitsu Business Systems, Ltd. (Japan)                          9,480,026        0.41%
                                                                                                   --------------
Corporate Services       22,522,784     Boardroom, Ltd. (c) (Singapore)                                 6,562,042        0.28%
                                                                                                   --------------
Diversified Operations      211,824     Hal Trust (Netherlands) (2)                                    14,476,245
                          5,368,200     Hutchison Whampoa, Ltd. (Hong Kong)                            48,982,701
                            175,000     Investor AB Class A (Sweden)                                    3,193,054
                                                                                                   --------------
                                                                                                       66,652,000        2.89%
                                                                                                   --------------
Electronics               1,332,300     Futaba Corp. (Japan)                                           33,120,110
                          2,615,800     Nichicon Corp. (Japan)                                         33,312,120
                         16,216,000     WBL Corp., Ltd. (c) (Singapore)                                51,148,418
                                                                                                   --------------
                                                                                                      117,580,648        5.09%
                                                                                                   --------------
Energy/Coal                 522,700     Westshore Terminals Income Fund (Canada)                        4,918,932        0.21%
                                                                                                   --------------
Energy/Services             943,200     Farstad Shipping A/S (Norway)                                  19,003,461
                            235,356     Compagnie Generale de Geophyisque SA (a) (France)              40,677,107
                                                                                                   --------------
                                                                                                       59,680,568        2.59%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       23
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Engineering/Construction    574,800     Aker Kvaerner ASA (Norway)                                 $   57,904,948
                          1,789,700     Chudenko Corp. (Japan)                                         26,288,585
                          2,497,300     Subsea 7, Inc. (a) (Norway)                                    45,040,263
                          1,165,000     Tokyo Energy & Systems, Inc. (Japan)                           11,523,485
                                                                                                   --------------
                                                                                                      140,757,281        6.10%
                                                                                                   --------------
Food & Beverage          48,728,000     Vitasoy International Holdings, Ltd. (Hong Kong)               19,879,509        0.86%
                                                                                                   --------------
Forest Products & Paper   4,420,700     Canfor Corp. (a) (Canada)                                      43,515,594
                            683,620     Canfor Pulp Income Fund (a) (Canada)                            7,001,110
                         23,376,200     Catalyst Paper Corp. (a) (b) (c) (Canada)                      58,559,271
                         44,893,185     Rubicon, Ltd. (a) (c) (New Zealand)                            26,339,729
                                                                                                   --------------
                                                                                                      135,415,704        5.87%
                                                                                                   --------------
Holding Companies           150,452     Compagnie Nationale a Portefeuille (Belgium)                   53,735,603
                          5,041,400     Guoco Group, Ltd. (Hong Kong) (2)                              60,339,528
                            125,451     JZ Equity Partners PLC (United Kingdom)                           389,010
                             71,000     Pargesa Holding SA (Switzerland)                                6,779,489
                                                                                                   --------------
                                                                                                      121,243,630        5.25%
                                                                                                   --------------
IT Services                 121,590     Cap Gemini SA (France)                                          6,532,721        0.28%
                                                                                                   --------------
Insurance                   124,876     Blue Ocean Reinsurance, Ltd. (a) (b) (Bermuda)                 13,084,467
                          7,731,415     BRIT Insurance Holdings PLC (United Kingdom)                   37,658,389
                              4,291     E-L Financial Corp., Ltd. (Canada)                              2,369,776
                                140     Millea Holdings, Inc. (Japan)                                   2,710,977
                            285,000     Sompo Japan Insurance, Inc. (Japan)                             3,850,713
                                                                                                   --------------
                                                                                                       59,674,322        2.58%
                                                                                                   --------------
Metals & Mining           3,792,832     Dundee Precious Metals, Inc. (a) (c) (Canada)                  37,971,889
                          4,675,864     Zinifex Ltd. (Australia)                                       37,801,908
                                                                                                   --------------
                                                                                                       75,773,797        3.28%
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       24
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Other Financial             250,000     Banco Latinoamericano de Exportaciones, S.A. (Panama)      $    4,100,000
                            351,700     Oslo Bors Holding ASA (b) (c) (Norway)                         32,315,598
                                                                                                   --------------
                                                                                                       36,415,598        1.58%
                                                                                                   --------------
Real Estate             103,467,023     Bil International, Ltd. (c) (Singapore)                        94,367,744
                         21,374,000     Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                25,004,461
                                                                                                   --------------
                                                                                                      119,372,205        5.17%
                                                                                                   --------------
Securities Brokerage     97,017,800     Asia Plus Securities Public Co., Ltd. (Thailand)                8,968,893
                          3,002,900     Capital Nomura Securities Public Co., Ltd. (Thailand)           2,657,083
                         12,416,000     Capital Securities Corp. (a) (Taiwan)                           4,606,241
                         38,126,960     Hotung Investment Holdings, Ltd. (a) (Singapore)                4,193,966
                            652,300     Ichiyoshi Securities Co., Ltd. (Japan)                          9,666,865
                         82,857,200     KGI Securities Public Co., Ltd. (a) (Thailand)                  4,201,950
                         12,200,000     President Securities Corp. (Taiwan)                             5,271,145
                         12,860,000     UOB-Kay Hian Holdings, Ltd. (Singapore)                         9,448,396
                                                                                                   --------------
                                                                                                       49,014,539        2.12%
                                                                                                   --------------
Technology - Hardware    16,238,000     Gigabyte Technology Co., Ltd. (Taiwan)                          9,767,591        0.42%
                                                                                                   --------------
Telecommunications       20,976,772     Netia S.A. (c) (Poland)                                        28,543,524
                         23,765,591     Telecom Corp. of New Zealand, Ltd. (New Zealand)               59,884,726
                                                                                                   --------------
                                                                                                       88,428,250        3.83%
                                                                                                   --------------
Transportation           30,576,950     Chuan Hup Holdings, Ltd. (Singapore)                            6,294,144
                          1,938,700     Golar LNG, Ltd. (a) (Norway)                                   26,539,195
                          4,423,000     Seino Holdings Co., Ltd. (Japan)                               45,755,838
                         18,671,113     Toll NZ, Ltd. (a) (c) (New Zealand)                            36,323,530
                                                                                                   --------------
                                                                                                      114,912,707        4.98%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS
                                        (Cost $1,184,211,090)                                       1,477,916,425
                                                                                                   --------------

--------------------------------------------------------------------------------
                                       25
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

                          PRINCIPAL                                                                                     % OF
                         AMOUNT (+)     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Short Term Investments - 32.11%
Foreign Government Obligations
(Canadian Dollar)        71,000,000     Canadian T-Bill, 3.23%++, due 09/07/06                     $   62,474,605
                         68,000,000     Canadian T-Bill, 4.11%++, due 10/19/06                         59,545,215
                         59,000,000     Canadian T-Bill, 4.11%++, due 11/30/06                         51,415,552
                                                                                                   --------------
                                                                                                      173,435,372         7.51%
                                                                                                   --------------
(Singapore Dollar)       82,000,000     Singapore Government Bond, 1.75%++, due 02/01/07               51,713,209
                        100,000,000     Singapore Government Bond, 2.63%++, due 10/01/07               63,234,633
                                                                                                   --------------
                                                                                                      114,947,842         4.98%
                                                                                                   --------------
Repurchase Agreement     21,180,752     Bear Stearns 5.22%, dated 07/31/06, due 08/01/06 (d)           21,180,752         0.92%
                                                                                                   --------------
U.S. Government          40,000,000     U.S. Treasury Bill 4.70%++, due 08/17/06                       39,919,476
Obligations              75,000,000     U.S. Treasury Bill 4.93%++, due 09/21/06                       74,489,524
                         75,000,000     U.S. Treasury Bill 5.11%++, due 10/19/06                       74,198,100
                        120,000,000     U.S. Treasury Bill 5.08%++, due 10/26/06                      118,601,880
                         52,000,000     U.S. Treasury Bill 4.97%++, due 11/24/06                       51,187,552
                         75,000,000     U.S. Treasury Bill 5.29%++, due 01/18/07                       73,270,875
                                                                                                   --------------
                                                                                                      431,667,407        18.70%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $738,898,474)                                           741,231,373
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 96.12%
                                        (Cost $1,923,109,564)                                       2,219,147,798
                                                                                                   --------------
                                        OTHER ASSETS LESS
                                        LIABILITIES - 3.88%                                            89,503,946
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $2,308,651,744
                                        (Applicable to 100,591,795                                 ==============
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $22.95
                                                                                                           ======

--------------------------------------------------------------------------------
                                       26
--------------------------------------------------------------------------------

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2006
                                   (UNAUDITED)

Notes:
(a) Non-income producing securities.
(b) Restricted/fair valued securities:

                                                               Carrying Value
                  Security                                         Per Unit            Acquisition Date          Acquisition Cost
                  --------                                     --------------          ----------------         ----------------
     Blue Ocean Reinsurance, Ltd.                                 $104.78          12/30/2005 to 2/9/2006        $12,500,000
     Catalyst Paper Corp.                                            2.51          1/03/2006 TO 3/28/2006         64,485,595
     Oslo Bors Holding ASA                                          91.88          6/6/2003 to 11/17/2004         10,768,824

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
(d) Repurchase agreement collateralized by U.S. Treasury Notes, par value $17,025,000, matures 1/15/09, value $21,788,182.
ADR: American Depository Receipt.
+    Denominated in U.S. dollars unless otherwise noted.
++   Annualized yield at date of purchase.
(1)  Incorporated in Bermuda.
(2)  Incorporated in Bahamas.

Country Concentration

                   % of
                Net Assets
                ----------
United States #    19.61%
Canada             17.66
Singapore          12.43
Japan              11.88
Norway              7.83
Hong Kong           6.68
New Zealand         5.31
Australia           2.41
Belgium             2.33
France              2.30
United Kingdom      1.65
Denmark             1.30
Poland              1.24
Taiwan              0.85
Thailand            0.68
Netherlands         0.63
Bermuda             0.57
Switzerland         0.29
Panama              0.18
Argentina           0.15
Sweden              0.14
                 --------
Total              96.12%
                 ========

# Comprised of cash equivalents.

--------------------------------------------------------------------------------
                                       27
--------------------------------------------------------------------------------

                     [This page intentionally left blank.]

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                              (610) 239-4600 (800)
                              443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
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